Advance to Suppliers (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Advance to suppliers	¥ 6,043	$ 870	¥ 5,640
Advance to suppliers - long term, net	¥ 1,861	$ 268	¥ 1,440